PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated June 24, 2022,
to
Prospectuses dated May 1, 2022
for
VUL Protector® and PruLife® SVUL Protector® Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

The following changes are effective as of June 13, 2022:
1.AST T. Rowe Price Large-Cap Growth Portfolio changed its name to AST Large-Cap Growth Portfolio and has a new subadvisory agreement.
2.The AST Loomis Sayles Large-Cap Growth Portfolio and AST MFS Growth Portfolio (each a merging Fund and collectively, “the merging Funds”) merged into the AST Large-Cap Growth Portfolio (“the successor Fund”). Premium allocation, DCA, auto-rebalancing, and allocated charges programs that include the merging Funds have been automatically updated to replace the merging Funds with the successor Fund.
Due to these changes, the rows for the merging Funds in Appendix A are hereby deleted, and the row for the AST T. Rowe Price Large-Cap Growth Portfolio in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / T. Rowe Price Associates, Inc; Jennison Associates LLC; ClearBridge Investments, LLC; Massachusetts Financial Services Company	0.88%^	17.11%	24.63%	20.03%
^The Fund’s annual current expense reflects temporary fee reductions.

Also on June 13, 2022, the AST AllianzGI World Trends Portfolio (“the Fund”) changed its name to AST Moderate Multi-Asset Portfolio. As of June 15, 2022, the Fund has a new subadvisory agreement. The Fund row in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Asset Allocation	AST Moderate Multi-Asset Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / PGIM Fixed Income/ PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.97%^	11.15%	9.89%	8.14%
^The Fund’s annual current expense reflects temporary fee reductions.

PRODUCTSUP171
VULP14, VULP15, VULP18, VULP21, SVULP, SVULP20, SVULP21

PROSPECTUS SUPPLEMENT

On July 1, 2022, the AST Advanced Strategies Portfolio, AST T. Rowe Price Asset Allocation Portfolio, and PSF Global Portfolio (each a Fund, and collectively “the Funds”) will have restated expenses. The rows for the Funds in Appendix A are hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Balanced	AST Advanced Strategies Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / LSV Asset Management; Massachusetts Financial Services Company; Pacific Investment Management Company, LLC; T. Rowe Price Associates, Inc; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC.; William Blair Investment Management, LLC	0.90%^	13.83%	11.06%	9.87%
Asset Allocation	AST T. Rowe Price Asset Allocation Portfolio (includes all assets from AST Fidelity Institutional AM® Quantitative Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / T. Rowe Price Associates, Inc.; T. Rowe Price International Ltd.	0.86%^	12.41%	10.80%	9.70%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.73%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP171
VULP14, VULP15, VULP18, VULP21, SVULP, SVULP20, SVULP21